Operating leases (Tables)	12 Months Ended
Dec. 31, 2013
Leases, Operating [Abstract]
Future minimum rental payments for operating leases	Future minimum rental payments are as follows:

Year	(In US$ millions)
2014	24
2015	15
2016	12
2017	8
2018	6
2019 and thereafter	13
Total	78